Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited), June 30, 2020
See Notes to Statement of Investments. Quarterly Statements of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.1%
Equity Real Estate Investment Trusts (REITs) 0.1%
American Homes 4 Rent LP , Senior Bond , 4.25% , 2/15/28 .....................
$ 100,000 $ 107,061
Insurance 0.0%
†
a,b
Ambac LSNI LLC , Senior Secured Note , 144A , FRN , 6% , ( 3-month USD LIBOR + 5% ),
2/12/23 ......................................................... 879 871
Total Corporate Bonds (Cost $100,433) ........................................
107,932
U.S. Government and Agency Securities 0.9%
U.S. Treasury Bonds ,
4.75%, 2/15/37 ................................................... 225,000 358,923
4.25%, 11/15/40 ................................................... 131,000 204,744
Total U.S. Government and Agency Securities (Cost $470,739) ....................
563,667
Asset-Backed Securities 5.6%
Thrifts & Mortgage Finance 5.6%
a
American Homes 4 Rent , 2015-SFR1 , A , 144A , 3.467% , 4/17/52 ................
145,830 156,564
c
Conseco Finance Corp. ,
1998-4, A7, FRN, 6.87%, 4/01/30 ...................................... 27,204 27,961
1998-6, A8, FRN, 6.66%, 6/01/30 ...................................... 44,655 45,585
c
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% , 3/01/33 .......
225,035 238,507
d
CWABS, Inc. , 2004-1 , M1 , FRN , 0.934% , ( 1-month USD LIBOR + 0.75% ), 3/25/34 ..
38,134 37,869
d
GSAA Home Equity Trust , 2005-6 , A3 , FRN , 0.555% , ( 1-month USD LIBOR + 0.37% ),
6/25/35 ......................................................... 2,751 2,756
a,d
Invitation Homes Trust , 2018-SFR4 , A , 144A , FRN , 1.294% , ( 1-month USD LIBOR +
1.1% ), 1/17/38 .................................................... 181,806 182,072
a,c
Mill City Mortgage Loan Trust ,
2016-1, A1, 144A, FRN, 2.5%, 4/25/57 .................................. 56,617 57,425
2018-2, A1, 144A, FRN, 3.5%, 5/25/58 .................................. 161,353 168,976
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................................. 113,087 118,445
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................................. 184,033 195,837
a
Progress Residential Trust , 2018-SFR2 , A , 144A , 3.712% , 8/17/35 ..............
200,000 205,602
c
RASC Trust , 2004-KS8 , AI6 , FRN , 4.79% , 9/25/34 ...........................
279 281
a
Towd Point Mortgage Trust ,
c
2015-2, 1A12, 144A, FRN, 2.75%, 11/25/60 .............................. 134,812 136,469
c
2016-1, A1, 144A, FRN, 3.5%, 2/25/55 .................................. 92,555 94,743
c
2016-3, A1, 144A, FRN, 2.25%, 4/25/56 ................................. 118,891 119,866
c
2016-4, A1, 144A, FRN, 2.25%, 7/25/56 ................................. 133,012 134,545
c
2016-5, A1, 144A, FRN, 2.5%, 10/25/56 ................................. 261,537 266,908
c
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 ................................ 209,995 215,751
d
2017-5, A1, 144A, FRN, 0.785%, (1-month USD LIBOR + 0.6%), 2/25/57 ........ 59,143 58,759
c
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................................. 53,995 55,013
c
2017-4, A1, 144A, FRN, 2.75%, 6/25/57 ................................. 235,049 243,156
c
2018-1, A1, 144A, FRN, 3%, 1/25/58 ................................... 63,521 66,170
c
2018-2, A1, 144A, FRN, 3.25%, 3/25/58 ................................. 140,692 148,861
c
2019-1, A1, 144A, FRN, 3.75%, 3/25/58 ................................. 236,298 254,668
c
2018-6, A1A, 144A, FRN, 3.75%, 3/25/58 ................................ 118,060 125,094
c
2018-5, A1A, 144A, FRN, 3.25%, 7/25/58 ................................ 73,674 77,648
c
2015-3, A1B, 144A, FRN, 3%, 3/25/54 .................................. 48,558 49,045
c
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................................. 165,000 175,418
3,659,994
a a a a a
Total Asset-Backed Securities (Cost $3,548,416) ................................
3,659,994

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
Quarterly Statements of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities 14.8%
Diversified Financial Services 0.0%
†
a,e
Anthracite Ltd. , 2004-HY1A , E , 144A , 7.147% , 6/20/41 .......................
$ 1,598,000 $ 149
Thrifts & Mortgage Finance 14.8%
d
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN , 2.577% , ( 6-month USD
LIBOR + 2% ), 6/25/45 .............................................. 69,684 69,596
a,d
Bellemeade Re Ltd. , 2018-1A , M1B , 144A , FRN , 1.784% , ( 1-month USD LIBOR +
1.6% ), 4/25/28 .................................................... 63,472 62,866
a
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ..................................... 105,746 109,273
c
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................................. 126,939 133,455
a,d
BX Commercial Mortgage Trust ,
2018-IND, A, 144A, FRN, 0.935%, (1-month USD LIBOR + 0.75%), 11/15/35 ..... 74,883 74,284
2019-XL, A, 144A, FRN, 1.105%, (1-month USD LIBOR + 0.92%), 10/15/36 ...... 162,418 161,880
2020-BXLP, A, 144A, FRN, 0.985%, (1-month USD LIBOR + 0.8%), 12/15/36 ..... 200,000 198,953
a
CIM Trust ,
c
2019-INV1, A1, 144A, FRN, 3.845%, 2/25/49 ............................. 125,853 130,040
d
2019-INV2, A11, 144A, FRN, 1.118%, (1-month USD LIBOR + 0.95%), 5/25/49 ... 295,620 295,569
c
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 ................................ 186,241 192,558
c
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 ................................ 112,741 116,597
a,c
Citigroup Mortgage Loan Trust , 2013-A , A , 144A , FRN , 3% , 5/25/42 .............
10,723 10,286
c
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 5.807% , 7/10/38 ..............
83,047 68,514
CSAIL Commercial Mortgage Trust , 2015-C1 , A4 , 3.505% , 4/15/50 ..............
430,000 464,850
a,c
CSMC Trust ,
2014-OAK1, 1A1, 144A, FRN, 3%, 11/25/29 .............................. 83,268 85,907
2009-15R, 3A1, 144A, FRN, 4.074%, 3/26/36 ............................. 5,511 5,518
d
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.435%, (1-month USD LIBOR + 4.25%), 11/25/23 ........ 181,333 147,270
2017-DNA1, M2, FRN, 3.435%, (1-month USD LIBOR + 3.25%), 7/25/29 ........ 250,000 254,478
2017-HQA1, M2, FRN, 3.735%, (1-month USD LIBOR + 3.55%), 8/25/29 ........ 216,624 222,054
2017-DNA2, M2, FRN, 3.634%, (1-month USD LIBOR + 3.45%), 10/25/29 ....... 250,000 255,905
2017-DNA3, M2, FRN, 2.684%, (1-month USD LIBOR + 2.5%), 3/25/30 ......... 250,000 253,540
2017-HQA3, M2, FRN, 2.535%, (1-month USD LIBOR + 2.35%), 4/25/30 ........ 185,342 186,363
2014-DN2, M3, FRN, 3.785%, (1-month USD LIBOR + 3.6%), 4/25/24 .......... 295,000 262,788
2014-DN3, M3, FRN, 4.185%, (1-month USD LIBOR + 4%), 8/25/24 ........... 136,225 139,350
2014-HQ1, M3, FRN, 4.285%, (1-month USD LIBOR + 4.1%), 8/25/24 .......... 153,680 156,307
2014-DN4, M3, FRN, 4.735%, (1-month USD LIBOR + 4.55%), 10/25/24 ........ 272,659 280,243
2014-HQ3, M3, FRN, 4.934%, (1-month USD LIBOR + 4.75%), 10/25/24 ........ 118,860 122,657
2015-DN1, M3, FRN, 4.335%, (1-month USD LIBOR + 4.15%), 1/25/25 ......... 97,479 99,474
2015-HQ1, M3, FRN, 3.985%, (1-month USD LIBOR + 3.8%), 3/25/25 .......... 206,148 209,897
2015-HQ2, M3, FRN, 3.435%, (1-month USD LIBOR + 3.25%), 5/25/25 ......... 250,000 260,331
2016-DNA2, M3, FRN, 4.835%, (1-month USD LIBOR + 4.65%), 10/25/28 ....... 189,297 198,753
2016-HQA2, M3, FRN, 5.335%, (1-month USD LIBOR + 5.15%), 11/25/28 ....... 235,145 247,937
a,c
Flagstar Mortgage Trust , 2018-6RR , 1A3 , 144A , FRN , 4% , 10/25/48 .............
78,997 80,261
d
FNMA ,
2017-C01, 1B1, FRN, 5.934%, (1-month USD LIBOR + 5.75%), 7/25/29 ......... 280,000 299,165
2014-C02, 1M2, FRN, 2.784%, (1-month USD LIBOR + 2.6%), 5/25/24 ......... 125,764 111,081
2014-C03, 1M2, FRN, 3.184%, (1-month USD LIBOR + 3%), 7/25/24 ........... 171,154 151,394
2014-C04, 1M2, FRN, 5.085%, (1-month USD LIBOR + 4.9%), 11/25/24 ......... 194,302 201,247
2015-C01, 1M2, FRN, 4.484%, (1-month USD LIBOR + 4.3%), 2/25/25 ......... 284,441 289,144
2016-C04, 1M2, FRN, 4.435%, (1-month USD LIBOR + 4.25%), 1/25/29 ........ 95,278 99,434
2017-C05, 1M2, FRN, 2.385%, (1-month USD LIBOR + 2.2%), 1/25/30 ......... 215,560 212,958
2017-C06, 1M2, FRN, 2.835%, (1-month USD LIBOR + 2.65%), 2/25/30 ........ 212,892 212,908
2014-C02, 2M2, FRN, 2.784%, (1-month USD LIBOR + 2.6%), 5/25/24 ......... 240,361 214,105
2014-C03, 2M2, FRN, 3.085%, (1-month USD LIBOR + 2.9%), 7/25/24 ......... 121,778 112,696
2015-C01, 2M2, FRN, 4.735%, (1-month USD LIBOR + 4.55%), 2/25/25 ........ 85,367 85,928

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statements of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
d
FNMA, (continued)
2016-C05, 2M2, FRN, 4.635%, (1-month USD LIBOR + 4.45%), 1/25/29 ........ $ 131,869 $ 135,831
2017-C02, 2M2, FRN, 3.835%, (1-month USD LIBOR + 3.65%), 9/25/29 ........ 227,093 229,177
2013-C01, M2, FRN, 5.434%, (1-month USD LIBOR + 5.25%), 10/25/23 ........ 226,889 207,865
2014-C01, M2, FRN, 4.584%, (1-month USD LIBOR + 4.4%), 1/25/24 .......... 215,597 192,856
2007-1, NF, FRN, 0.434%, (1-month USD LIBOR + 0.25%), 2/25/37 ............ 65,635 65,358
c
GE Commercial Mortgage Corp. Trust , 2007-C1 , AM , FRN , 5.606% , 12/10/49 ......
62,789 53,432
a,c
J.P. Morgan Mortgage Trust , 2013-3 , A3 , 144A , FRN , 3.388% , 7/25/43 ...........
166,477 176,143
d
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 0.925% , ( 1-month USD
LIBOR + 0.74% ), 3/25/28 ............................................ 73,771 71,144
a,d
OBX Trust , 2018-1 , A2 , 144A , FRN , 0.835% , ( 1-month USD LIBOR + 0.65% ), 6/25/57
73,455 72,703
a,c
Provident Funding Mortgage Trust ,
2019-1, A3, 144A, FRN, 3%, 12/25/49 .................................. 118,671 122,489
2020-1, A3, 144A, FRN, 3%, 2/25/50 ................................... 124,083 126,978
a,d
Radnor Re Ltd. , 2018-1 , M1 , 144A , FRN , 1.585% , ( 1-month USD LIBOR + 1.4% ),
3/25/28 ......................................................... 5,888 5,880
a,c
Sequoia Mortgage Trust , 2016-2 , A4 , 144A , FRN , 3.5% , 8/25/46 ................
222,311 226,496
a
Virginia Housing Development Authority , 2020-A , A , 144A , 2.85% , 12/25/49 ........
98,919 101,020
d
WaMu Mortgage Pass-Through Certificates Trust ,
2005-AR8, 2A1A, FRN, 0.765%, (1-month USD LIBOR + 0.58%), 7/25/45 ....... 77,246 72,188
2005-AR19, A1A1, FRN, 0.455%, (1-month USD LIBOR + 0.27%), 12/25/45 ...... 130,830 126,246
a,c
Wells Fargo Mortgage Backed Securities , 2018-1 , A3 , 144A , FRN , 3.5% , 7/25/47 ...
75,406 77,550
9,611,170
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $9,931,500) .................
9,611,319
Mortgage-Backed Securities 73.5%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 9.1%
FHLMC Gold Pools, 30 Year, 4.5%, 4/01/40 ................................ 392,091 436,251
FHLMC Gold Pools, 30 Year, 5%, 10/01/33 - 2/01/39 ......................... 255,017 290,147
FHLMC Gold Pools, 30 Year, 5.5%, 9/01/33 ................................ 28,560 32,588
FHLMC Gold Pools, 30 Year, 6%, 7/01/28 - 11/01/36 ......................... 75,285 85,898
FHLMC Gold Pools, 30 Year, 6.5%, 11/01/27 - 7/01/32 ........................ 40,833 45,512
FHLMC Gold Pools, 30 Year, 7.5%, 1/01/26 - 3/01/32 ........................ 57,563 60,921
FHLMC Gold Pools, 30 Year, 8%, 7/01/24 - 5/01/30 .......................... 82,964 87,377
FHLMC Gold Pools, 30 Year, 9%, 9/01/30 ................................. 10,442 10,587
FHLMC Gold Pools, 30 Year, 9.5%, 3/01/21 - 8/01/21 ........................ 135 136
FHLMC Pool, 30 Year, 3%, 2/01/50 ...................................... 557,247 593,440
FHLMC Pool, 30 Year, 3%, 5/01/50 ...................................... 1,442,319 1,532,153
FHLMC Pool, 30 Year, 3.5%, 7/01/49 ..................................... 2,555,243 2,736,776
5,911,786
f
Federal National Mortgage Association (FNMA) Adjustable Rate 1.1%
FNMA, 2.55% - 4.75%, (6-month USD LIBOR +/- MBS Margin), 10/01/20 - 7/01/38 .. 730,606 736,458
736,458
Federal National Mortgage Association (FNMA) Fixed Rate 62.8%
FNMA, 3.5%, 7/01/56 ................................................ 894,117 973,644
FNMA, 15 Year, 2.5%, 3/01/29 ......................................... 549,596 576,882
FNMA, 15 Year, 2.5%, 6/01/35 ......................................... 1,492,089 1,563,768
FNMA, 30 Year, 2.5%, 6/01/50 ......................................... 399,138 416,065
FNMA, 30 Year, 3%, 9/01/48 ........................................... 2,900,079 3,069,575
FNMA, 30 Year, 3%, 11/01/48 .......................................... 3,606,692 3,820,388
FNMA, 30 Year, 3%, 9/01/49 ........................................... 1,075,639 1,136,467
FNMA, 30 Year, 3%, 3/01/50 ........................................... 1,954,989 2,061,017

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
Quarterly Statements of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 3.5%, 8/01/49 ......................................... $ 3,623,062 $ 3,862,459
FNMA, 30 Year, 3.5%, 9/01/49 ......................................... 2,610,576 2,768,687
FNMA, 30 Year, 3.5%, 1/01/50 ......................................... 556,900 599,595
FNMA, 30 Year, 3.5%, 2/01/50 ......................................... 528,597 563,879
FNMA, 30 Year, 4%, 11/01/45 .......................................... 4,202,137 4,578,344
FNMA, 30 Year, 4.5%, 11/01/47 ......................................... 1,247,923 1,371,199
FNMA, 30 Year, 5%, 4/01/34 ........................................... 80,269 88,535
FNMA, 30 Year, 5.5%, 9/01/33 - 11/01/35 ................................. 768,071 865,545
FNMA, 30 Year, 6%, 10/01/34 .......................................... 572,673 667,819
FNMA, 30 Year, 6%, 12/01/23 - 8/01/35 ................................... 220,922 247,862
FNMA, 30 Year, 6.5%, 12/01/27 - 8/01/32 ................................. 375,124 423,599
FNMA, 30 Year, 7.5%, 8/01/25 - 5/01/32 .................................. 15,604 18,677
FNMA, 30 Year, 8%, 1/01/25 - 7/01/31 .................................... 21,182 24,956
FNMA, 30 Year, 8.5%, 11/01/28 ......................................... 9,351 9,728
FNMA, 30 Year, 9%, 8/01/24 - 4/01/25 .................................... 767 842
FNMA, 30 Year, 9.5%, 11/01/21 - 4/01/30 ................................. 25,984 26,725
FNMA, 30 Year, 10%, 4/01/21 .......................................... 730 734
g
FNMA, Single-family, 15 Year, 2%, 7/15/35 ................................ 700,000 724,035
g
FNMA, Single-family, 15 Year, 2.5%, 7/15/35 ............................... 1,400,000 1,465,461
g
FNMA, Single-family, 15 Year, 3%, 7/15/35 ................................ 1,000,000 1,050,899
g
FNMA, Single-family, 30 Year, 2.5%, 7/15/50 ............................... 4,601,000 4,794,925
g
FNMA, Single-family, 30 Year, 3%, 7/15/50 ................................ 1,000,000 1,052,969
g
FNMA, Single-family, 30 Year, 4%, 7/15/50 ................................ 200,000 211,930
g
FNMA, Single-family, 30 Year, 4.5%, 7/15/50 ............................... 1,683,000 1,808,567
40,845,777
Government National Mortgage Association (GNMA) Fixed Rate 0.5%
GNMA I, 30 Year, 7%, 11/15/29 ......................................... 2,227 2,654
GNMA I, 30 Year, 8%, 11/15/25 - 12/15/26 ................................. 9,324 10,311
GNMA I, Single-family, 30 Year, 6.5%, 1/15/24 - 9/15/32 ...................... 68,311 75,340
GNMA I, Single-family, 30 Year, 7%, 6/15/23 - 2/15/32 ........................ 15,309 15,798
GNMA I, Single-family, 30 Year, 7.5%, 10/15/23 - 10/15/29 ..................... 21,012 22,212
GNMA I, Single-family, 30 Year, 8%, 1/15/22 - 9/15/27 ........................ 6,339 6,506
GNMA I, Single-family, 30 Year, 8.25%, 3/15/21 ............................. 1,800 1,805
GNMA I, Single-family, 30 Year, 8.5%, 7/15/24 .............................. 60 60
GNMA II, Single-family, 30 Year, 6.5%, 1/20/26 - 1/20/33 ...................... 109,775 127,612
GNMA II, Single-family, 30 Year, 7.5%, 11/20/22 - 7/20/32 ..................... 64,069 75,301
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ............................... 57 66
GNMA II, Single-family, 30 Year, 9%, 12/20/21 - 3/20/25 ...................... 325 333
337,998
Total Mortgage-Backed Securities (Cost $46,530,643) ............................
47,832,019
Total Long Term Investments (Cost $60,581,731) ................................
61,774,931
a
a a a a

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statements of Investments

At June 30, 2020, the Fund had the following futures contracts outstanding. See Note 3.
See Abbreviations on page 8 .
Short Term Investments 5.0%
a a
Shares
a
Value
a
Money Market Funds 5.0%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 3,247,739 $ 3,247,739
Total Money Market Funds (Cost $3,247,739) ...................................
3,247,739
a
Total Investments (Cost $63,829,470) 99.9% ....................................
$65,022,670
Other Assets, less Liabilities 0.1% .............................................
42,681
Net Assets 100.0% ...........................................................
$65,065,351
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $5,874,761, representing 9.0% of net assets.
b
The coupon rate shown represents the rate at period end.
c
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
g
Security purchased on a to-be-announced (TBA) basis.
h
See Note 6 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 7 $ 974,203 9/21/20 $ 319
U.S. Treasury 10 Year Ultra Notes ................ Long 5 787,422 9/21/20 774
U.S. Treasury 2 Year Notes ..................... Long 6 1,324,969 9/30/20 250
U.S. Treasury 5 Year Notes ..................... Long 6 754,453 9/30/20 930
U.S. Treasury Long Bonds ..................... Short 1 178,563 9/21/20 530
U.S. Treasury Ultra Bonds ...................... Short 2 436,313 9/21/20 (5,003)
Total Futures Contracts ...................................................................... $(2,200)
*
As of period end.

Franklin Strategic Mortgage Portfolio
Notes to Statement of Investments (unaudited)

1. Organization
Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Franklin Strategic Mortgage Portfolio
Notes to Statement of Investments (unaudited)

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
4. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity)
securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the
Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
6. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2020, the Fund held investments in affiliated management investment companies as follows:
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Strategic Mortgage Portfolio
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $3,132,672 $93,470,852 $(93,355,785) $ — $ — $ 3,247,739 3,247,739 $ 14,269
Total Affiliated Securities .... $3,132,672 $93,470,852 $(93,355,785) $— $— $3,247,739 $14,269
3. Derivative Financial Instruments
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Statement of Investments (unaudited)

Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Strategic Mortgage Portfolio
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ 107,932 $ — $ 107,932
U.S. Government and Agency Securities ....... — 563,667 — 563,667
Asset-Backed Securities .................. — 3,659,994 — 3,659,994
Commercial Mortgage-Backed Securities ...... — 9,611,319 — 9,611,319
Mortgage-Backed Securities ................ — 47,832,019 — 47,832,019
Short Term Investments ................... 3,247,739 — — 3,247,739
Total Investments in Securities ........... $3,247,739 $61,774,931 $— $65,022,670
Other Financial Instruments:
Futures contracts ........................ $ 2,803 $ — $ — $ 2,803
Total Other Financial Instruments ......... $2,803 $— $— $2,803
Liabilities:
Other Financial Instruments:
Futures contracts ........................ 5,003 — — 5,003
Total Other Financial Instruments ......... $5,003 $— $— $5,003
Currency
USD
United States Dollar
Selected Portfolio
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
LIBOR London Inter-Bank Offered Rate
7. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.